IMPAIRMENT OF ASSETS - Impairment losses (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment losses
Impairment loss			$ 858	$ 66
Impairment loss			335
Property and equipment
Impairment losses
Impairment loss			335	15
Intangible assets
Impairment losses
Impairment loss			299	0
Goodwill
Impairment losses
Impairment loss			224	51
Algeria
Impairment losses
Impairment loss			125
Algeria | Property and equipment
Impairment losses
Impairment loss			0
Algeria | Intangible assets
Impairment losses
Impairment loss			0
Algeria | Goodwill
Impairment losses
Impairment loss			125
Armenia
Impairment losses
Impairment loss			81	34
Armenia | Property and equipment
Impairment losses
Impairment loss			46	0
Armenia | Intangible assets
Impairment losses
Impairment loss			10	0
Armenia | Goodwill
Impairment losses
Impairment loss			25	34
Bangladesh
Impairment losses
Impairment loss			451
Bangladesh | Property and equipment
Impairment losses
Impairment loss			221
Bangladesh | Intangible assets
Impairment losses
Impairment loss			230
Bangladesh | Goodwill
Impairment losses
Impairment loss			0
Georgia
Impairment losses
Impairment loss			50
Georgia | Property and equipment
Impairment losses
Impairment loss			31
Georgia | Intangible assets
Impairment losses
Impairment loss			19
Georgia | Goodwill
Impairment losses
Impairment loss			0
Kyrgyzstan
Impairment losses
Recoverable amount	$ 42
Impairment loss	90		74	17
Kyrgyzstan | Property and equipment
Impairment losses
Impairment loss	33		0	0
Kyrgyzstan | Intangible assets
Impairment losses
Impairment loss			0	0
Kyrgyzstan | Goodwill
Impairment losses
Impairment loss	54		74	17
Other
Impairment losses
Impairment loss			77	15
Other | Property and equipment
Impairment losses
Impairment loss			37	15
Other | Intangible assets
Impairment losses
Impairment loss	$ 3		40	0
Other | Goodwill
Impairment losses
Impairment loss			$ 0	$ 0
Land and buildings and construction in progress
Impairment losses
Impairment loss		$ 18